CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Financial Derivatives (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Positive fair value	€ 38,636	€ 9,423
Negative fair value	(2,140)	(14,791)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Positive fair value	37,982	8,126
Negative fair value	(2,060)	(14,547)
Currency risk | Other foreign exchange derivative
Disclosure of detailed information about financial instruments [line items]
Positive fair value	654	1,294
Negative fair value	(80)	(244)
Currency risk | Cash flow hedges | Forward contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	37,214	8,039
Negative fair value	(2,060)	(14,547)
Commodity price risk | Cash flow hedges | Commodities contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	271	0
Negative fair value	0	0
Interest rate risk | Interest rate cap contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	0	3
Negative fair value	0	0
Interest rate risk | Cash flow hedges | Interest rate cap contract
Disclosure of detailed information about financial instruments [line items]
Positive fair value	497	87
Negative fair value	€ 0	€ 0